Consideration Receivable (Details Textual) ¥ in Thousands, HKD in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2016 HKD	Sep. 30, 2016 CNY (¥)	Dec. 31, 2016 HKD	Dec. 31, 2015 HKD	Dec. 31, 2014 HKD	Dec. 31, 2016 CNY (¥)
Disposal Group, Consideration Receivable			HKD 131,686	HKD 0		¥ 113,250
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	HKD 1,017,442	¥ 875,000	HKD 703,363	HKD 0	HKD 43,015